OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21260

CM Advisors Family of Funds

(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746

(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:     (512) 329-0050

Date of fiscal year end:      February 28, 2013

Date of reporting period:    May 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Fund
Schedule of Investments
May 31, 2012 (Unaudited)

COMMON STOCKS - 84.7%	Shares	Value
Consumer Discretionary - 12.8%
Auto Components - 0.1%
Drew Industries, Inc. *	2,575	$68,366

Distributors - 0.9%
Core-Mark Holding Company, Inc.	25,945	1,128,348

Hotels, Restaurants & Leisure - 0.0% (a)
WMS Industries, Inc. *	1,155	23,712

Household Durables - 7.0%
MDC Holdings, Inc.	149,120	4,282,726
Toll Brothers, Inc. *	148,985	4,064,311
		8,347,037
Media - 1.4%
Comcast Corporation - Class A Special	12,900	370,488
Walt Disney Company (The)	27,000	1,234,170
		1,604,658
Multiline Retail - 1.0%
Target Corporation	21,025	1,217,558

Specialty Retail - 2.4%
Staples, Inc.	216,075	2,839,226

Consumer Staples - 3.9%
Food & Staples Retailing - 3.8%
Tesco plc - ADR	77,150	1,089,358
Wal-Mart Stores, Inc.	51,650	3,399,603
		4,488,961
Personal Products - 0.1%
LifeVantage Corporation *	53,000	163,240

Energy - 3.6%
Energy Equipment & Services - 1.2%
Tidewater, Inc.	31,120	1,402,890

Oil, Gas & Consumable Fuels - 2.4%
Exxon Mobil Corporation	14,085	1,107,503
Valero Energy Corporation	83,800	1,768,180
		2,875,683
Financials - 9.4%
Commercial Banks - 3.5%
Wells Fargo & Company	129,417	4,147,815

Consumer Finance - 1.4%
American Express Company	29,630	1,654,243

Insurance - 4.5%
Berkshire Hathaway, Inc. - Class B *	33,800	2,682,368
Marsh & McLennan Companies, Inc.	38,332	1,225,857

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 84.7% (Continued)	Shares	Value
Financials - 9.4% (Continued)
Insurance - 4.5% (Continued)
SeaBright Holdings, Inc.	154,869	$1,313,289
Selective Insurance Group, Inc.	3,710	62,699
		5,284,213
Health Care - 2.0%
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	34,675	1,277,427

Health Care Providers & Services - 0.3%
VCA Antech, Inc. *	19,190	413,353

Life Sciences Tools & Services - 0.6%
Thermo Fisher Scientific, Inc.	14,125	713,030

Industrials - 25.0%
Aerospace & Defense - 0.3%
Innovative Solutions & Support, Inc. *	80,600	284,518

Building Products - 3.7%
Apogee Enterprises, Inc.	70,355	1,039,847
Fortune Brands Home & Security, Inc. *	40,400	913,848
Insteel Industries, Inc.	68,683	627,076
Masonite Worldwide Holdings, Inc. *	1,315	36,162
Universal Forest Products, Inc.	48,180	1,813,977
		4,430,910
Commercial Services & Supplies - 3.5%
ABM Industries, Inc.	61,582	1,322,166
Cintas Corporation	29,625	1,093,162
Steelcase, Inc. - Class A	197,025	1,727,909
		4,143,237
Construction & Engineering - 5.9%
Granite Construction, Inc.	32,675	748,911
Jacobs Engineering Group, Inc. *	104,250	3,702,960
Orion Marine Group, Inc. *	385,115	2,572,568
		7,024,439
Electrical Equipment - 3.8%
Emerson Electric Company	39,790	1,860,979
Encore Wire Corporation	31,310	783,063
Powell Industries, Inc. *	39,940	1,468,993
Servotronics, Inc.	40,623	324,984
		4,438,019
Industrial Conglomerates - 1.5%
3M Company	21,400	1,806,374

Machinery - 3.8%
Astec Industries, Inc. *	42,678	1,171,511
Harsco Corporation	103,040	2,071,104
L.S. Starrett Company (The)	3,434	37,534
Lydall, Inc. *	97,567	1,214,709

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 84.7% (Continued)	Shares	Value
Industrials - 25.0% (Continued)
Machinery - 3.8% (Continued)
Omega Flex, Inc. *	2,995	$33,035
		4,527,893
Professional Services - 2.2%
CDI Corporation	89,174	1,496,340
Heidrick & Struggles International, Inc.	32,615	535,538
Korn/Ferry International *	43,105	586,228
		2,618,106
Trading Companies & Distributors - 0.3%
Lawson Products, Inc.	34,477	338,219

Information Technology - 26.1%
Communications Equipment - 3.2%
Cisco Systems, Inc.	227,350	3,712,625
PCTEL, Inc.	8,908	54,428
		3,767,053
Computers & Peripherals - 3.3%
Dell, Inc. *	281,115	3,466,148
Hutchinson Technology, Inc. *	221,295	449,229
		3,915,377
Electronic Equipment, Instruments & Components - 5.7%
Benchmark Electronics, Inc. *	92,640	1,254,346
Corning, Inc.	87,765	1,140,067
Maxwell Technologies, Inc. *	174,325	1,208,072
Molex, Inc.	28,765	663,609
Newport Corporation *	52,635	625,830
Perceptron, Inc. *	120,169	630,887
Planar Systems, Inc. *	150,149	277,776
Vishay Precision Group, Inc. *	65,615	912,705
		6,713,292
Internet Software & Services - 0.0% (a)
EarthLink, Inc.	3,085	24,896
Velti plc *	5,000	36,500
		61,396
IT Services - 1.3%
Paychex, Inc.	51,010	1,528,770

Semiconductors & Semiconductor Equipment - 6.1%
Applied Materials, Inc.	297,170	3,069,766
Cohu, Inc.	3,285	30,682
Intel Corporation	134,100	3,465,144
Rudolph Technologies, Inc. *	82,070	707,443
		7,273,035
Software - 6.5%
Microsoft Corporation	264,305	7,715,063

Materials - 1.9%
Chemicals - 0.0% (a)
Olin Corporation	935	17,924

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 84.7% (Continued)	Shares	Value
Materials - 1.9% (Continued)
Metals & Mining - 1.9%
Comstock Mining, Inc. *	34,370	$69,427
Newmont Mining Corporation	44,900	2,117,484
		2,186,911

Total Common Stocks (Cost $91,968,619)		$100,440,296

WARRANTS - 0.1%	Shares	Value
Wells Fargo & Company (Cost $130,130)	16,900	$156,325

MONEY MARKET FUNDS - 16.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $19,062,333)	19,062,333	$19,062,333

Total Investments at Value - 100.9% (Cost $111,161,082)		$119,658,954

Liabilities in Excess of Other Assets - (0.9%)		(1,102,733)

Net Assets - 100.0%		$118,556,221

ADR	- American Depositary Receipt.

* (a)	Non-income producing security. Amount rounds to less than 0.1%.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2012..

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
May 31, 2012 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Consumer Discretionary - 13.7%
Auto Components - 1.5%
Drew Industries, Inc. *	4,805	$127,573

Distributors - 2.8%
Core-Mark Holding Company, Inc.	5,800	252,242

Hotels, Restaurants & Leisure - 2.3%
WMS Industries, Inc. *	9,825	201,707

Household Durables - 7.1%
MDC Holdings, Inc.	11,045	317,212
Toll Brothers, Inc. *	11,630	317,267
		634,479
Consumer Staples - 0.5%
Personal Products - 0.5%
LifeVantage Corporation *	15,500	47,740

Energy - 1.9%
Energy Equipment & Services - 1.9%
Gulf Island Fabrication, Inc.	780	19,500
Tidewater, Inc.	3,285	148,088
		167,588
Financials - 3.7%
Commercial Banks - 1.2%
Glacier Bancorp, Inc.	7,235	103,822

Insurance - 2.5%
AMERISAFE, Inc. *	760	20,817
SeaBright Holdings, Inc.	13,425	113,844
Selective Insurance Group, Inc.	5,490	92,781
		227,442
Health Care - 1.2%
Health Care Providers & Services - 1.2%
VCA Antech, Inc. *	5,075	109,315

Industrials - 49.9%
Aerospace & Defense - 2.5%
Curtiss-Wright Corporation	2,695	81,901
Innovative Solutions & Support, Inc. *	39,650	139,964
		221,865
Building Products - 11.2%
Apogee Enterprises, Inc.	20,740	306,537
Fortune Brands Home & Security, Inc. *	3,522	79,668
Insteel Industries, Inc.	20,204	184,463
Masonite Worldwide Holdings, Inc. *	2,285	62,837
Quanex Building Products Corporation	5,800	95,758
Universal Forest Products, Inc.	7,155	269,386
		998,649

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Industrials - 49.9% (Continued)
Commercial Services & Supplies - 5.0%
ABM Industries, Inc.	8,350	$179,275
Steelcase, Inc. - Class A	30,825	270,335
		449,610
Construction & Engineering - 6.9%
EMCOR Group, Inc.	7,165	195,963
Granite Construction, Inc.	7,945	182,099
Orion Marine Group, Inc. *	35,188	235,056
		613,118
Electrical Equipment - 7.9%
Encore Wire Corporation	7,835	195,953
II-VI, Inc. *	7,075	133,718
Powell Industries, Inc. *	6,885	253,230
Servotronics, Inc.	15,414	123,312
		706,213
Machinery - 9.3%
Astec Industries, Inc. *	5,490	150,701
Flow International Corporation *	5,745	16,948
Harsco Corporation	9,800	196,980
L.S. Starrett Company (The)	8,629	94,315
Lydall, Inc. *	23,765	295,874
Omega Flex, Inc. *	6,910	76,217
		831,035
Professional Services - 5.7%
CDI Corporation	16,240	272,507
Heidrick & Struggles International, Inc.	8,710	143,018
Korn/Ferry International *	6,510	88,536
		504,061
Trading Companies & Distributors - 1.4%
Lawson Products, Inc.	12,727	124,852

Information Technology - 18.4%
Communications Equipment - 0.5%
PCTEL, Inc.	7,856	48,000

Computers & Peripherals - 0.9%
Hutchinson Technology, Inc. *	37,245	75,607

Electronic Equipment, Instruments & Components - 10.1%
Benchmark Electronics, Inc. *	13,645	184,753
Electro Scientific Industries, Inc.	2,545	28,071
FEI Company *	395	18,079
Maxwell Technologies, Inc. *	12,775	88,531
Newport Corporation *	5,530	65,752
Perceptron, Inc. *	34,944	183,456
Planar Systems, Inc. *	64,959	120,174
Vishay Precision Group, Inc. *	15,160	210,876
		899,692
Internet Software & Services - 2.0%
EarthLink, Inc.	8,010	64,641

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Information Technology - 18.4% (Continued)
Internet Software & Services - 2.0% (Continued)
Velti plc *	15,000	$109,500
		174,141
Semiconductors & Semiconductor Equipment - 4.9%
Cohu, Inc.	16,219	151,485
CyberOptics Corporation *	7,074	65,435
International Rectifier Corporation *	2,180	41,071
Rudolph Technologies, Inc. *	20,850	179,727
		437,718
Materials - 4.0%
Chemicals - 0.7%
Olin Corporation	3,200	61,344

Metals & Mining - 3.3%
Comstock Mining, Inc. *	60,505	122,220
Synalloy Corporation	14,644	171,335
		293,555

Total Common Stocks (Cost $7,790,366)		$8,311,368

MONEY MARKET FUNDS - 7.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $636,044)	636,044	$636,044

Total Investments at Value - 100.4% (Cost $8,426,410)		$8,947,412

Liabilities in Excess of Other Assets - (0.4%)		(38,079)

Net Assets - 100.0%		$8,909,333

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2012.

See accompanying notes to Schedules of Investments.

CM Advisors Opportunity Fund
Schedule of Investments
May 31, 2012 (Unaudited)

COMMON STOCKS - 63.4%	Shares	Value
Consumer Discretionary - 9.5%
Hotels, Restaurants & Leisure - 4.0%
Kona Grill, Inc. *	2,000	$15,520
Multimedia Games Holding Company, Inc. *	4,130	52,079
		67,599
Internet & Catalog Retail - 0.8%
Gaiam, Inc. - Class A *	3,300	13,167

Leisure Equipment & Products - 3.7%
Arctic Cat, Inc. *	900	32,544
LeapFrog Enterprises, Inc. *	2,900	30,218
		62,762
Specialty Retail - 1.0%
TravelCenters of America, LLC *	3,900	18,096

Consumer Staples - 2.6%
Food Products - 1.2%
Coffee Holding Company, Inc.	2,555	20,133

Personal Products - 1.4%
LifeVantage Corporation *	7,970	24,548

Energy - 3.1%
Energy Equipment & Services - 2.3%
TGC Industries, Inc. *	4,100	38,417

Oil, Gas & Consumable Fuels - 0.8%
Synergy Resources Corporation *	5,200	14,092

Financials - 11.0%
Capital Markets - 2.4%
Ellington Financial, LLC	2,000	41,200

Commercial Banks - 6.9%
BancorpSouth, Inc.	3,300	44,517
Hanmi Financial Corporation *	3,500	32,865
Wilshire Bancorp, Inc. *	7,800	39,078
		116,460
Insurance - 1.7%
Greenlight Capital Re Ltd. - Class A *	1,200	29,712

Health Care - 2.7%
Pharmaceuticals - 2.7%
Questcor Pharmaceuticals, Inc. *	1,100	45,540

Industrials - 11.3%
Aerospace & Defense - 2.3%
Hexcel Corporation *	1,600	39,008

CM Advisors Opportunity Fund
Schedule of Investments (Continued)

COMMON STOCKS - 63.4% (Continued)	Shares	Value
Industrials - 11.3% (Continued)
Building Products - 1.2%
Trex Company, Inc. *	675	$19,642

Machinery - 5.4%
Flow International Corporation *	11,190	33,011
Lydall, Inc. *	2,700	33,615
Robbins & Myers, Inc.	565	25,758
		92,384
Trading Companies & Distributors - 2.4%
Titan Machinery, Inc. *	1,300	40,105

Information Technology - 17.7%
Communications Equipment - 2.1%
Network Engines, Inc. *	20,000	14,800
Sierra Wireless, Inc. *	2,400	21,552
		36,352
Internet Software & Services - 6.1%
21Vianet Group, Inc. - ADR *	2,500	28,950
Blucora, Inc. *	3,270	41,725
Velti plc *	4,400	32,120
		102,795
Semiconductors & Semiconductor Equipment - 2.0%
Himax Technologies, Inc.	8,000	16,000
Monolithic Power Systems, Inc. *	1,000	18,790
		34,790
Software - 7.5%
Cadence Design Systems, Inc. *	1,200	12,240
Ellie Mae, Inc. *	1,100	17,875
KongZhong Corporation - ADR *	8,000	55,760
NQ Mobile, Inc. - ADR *	4,900	41,062
		126,937
Materials - 5.5%
Metals & Mining - 5.5%
Comstock Mining, Inc. *	22,730	45,915
Revett Minerals, Inc. *	3,400	11,356
Rubicon Minerals Corporation *	5,000	13,850
Seabridge Gold, Inc. *	1,500	22,755
		93,876

Total Common Stocks (Cost $1,123,661)		$1,077,615

CLOSED-END FUNDS - 4.6%	Shares	Value
Central GoldTrust * (Cost $87,198)	1,365	$78,897

EXCHANGE-TRADED FUNDS - 5.1%	Shares	Value
SPDR Gold Trust * (Cost $88,350)	570	$86,423

CM Advisors Opportunity Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 13.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (a) (Cost $236,376)	236,376	$236,376

Total Investments at Value - 87.0% (Cost $1,535,585)		$1,479,311

Other Assets in Excess of Liabilities - 13.0%		220,076

Net Assets - 100.0%		$1,699,387

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2012.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2012 (Unaudited)

CORPORATE BONDS - 41.3%	Par Value	Value
Consumer Discretionary - 6.9%
Auto Components - 0.4%
Johnson Controls, Inc., 5.50%, due 01/15/16	$400,000	$451,961

Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	472,387
Starbucks Corporation, 6.25%, due 08/15/17	300,000	363,918
		836,305
Household Durables - 0.9%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	501,037
Newell Rubbermaid, Inc., 6.25%, due 04/15/18	185,000	214,179
Toll Brothers Finance Corporation, 5.15%, due 05/15/15	150,000	158,150
		873,366
Media - 1.9%
Comcast Corporation,
6.30%, due 11/15/17	200,000	241,057
5.70%, due 05/15/18	400,000	469,808
McGraw-Hill Companies, Inc. (The),
5.90%, due 11/15/17	200,000	234,188
6.55%, due 11/15/37	400,000	468,337
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	442,898
		1,856,288
Multiline Retail - 0.7%
Kohl's Corporation,
6.25%, due 12/15/17	500,000	606,303
6.00%, due 01/15/33	100,000	114,917
		721,220
Specialty Retail - 2.2%
Advance Auto Parts, Inc., 5.75%, due 05/01/20	875,000	996,302
Home Depot, Inc. (The),
5.40%, due 03/01/16	600,000	691,381
5.875%, due 12/16/36	300,000	378,249
Staples, Inc., 9.75%, due 01/15/14	100,000	112,624
		2,178,556
Consumer Staples - 5.6%
Beverages - 1.3%
Coca-Cola Company (The), 5.35%, due 11/15/17	770,000	928,897
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	351,853
		1,280,750
Food & Staples Retailing - 0.9%
Wal-Mart Stores, Inc., 6.50%, due 08/15/37	670,000	917,546

Food Products - 0.9%
Kraft Foods, Inc., 6.125%, due 02/01/18	770,000	917,671

Household Products - 0.4%
Clorox Company (The), 5.45%, due 10/15/12	370,000	376,575

Personal Products - 2.1%
Avon Products, Inc., 6.50%, due 03/01/19	840,000	919,796

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 41.3% (Continued)	Par Value	Value
Consumer Staples - 5.6% (Continued)
Personal Products - 2.1% (Continued)
Estée Lauder Companies, Inc. (The), 6.00%, due 05/15/37	$880,000	$1,145,023
		2,064,819
Energy - 4.9%
Energy Equipment & Services - 3.9%
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	1,105,356
Transocean, Inc., 7.375%, due 04/15/18	855,000	1,013,211
Weatherford International Ltd.,
6.35%, due 06/15/17	370,000	429,317
6.00%, due 03/15/18	300,000	343,123
7.00%, due 03/15/38	800,000	926,676
9.875%, due 03/01/39	20,000	28,513
		3,846,196
Oil, Gas & Consumable Fuels - 1.0%
Valero Energy Corporation,
6.125%, due 06/15/17	570,000	662,368
10.50%, due 03/15/39	250,000	377,937
		1,040,305
Financials - 2.7%
Commercial Banks - 0.6%
Wells Fargo & Company, 5.625%, due 12/11/17	500,000	580,049

Consumer Finance - 1.3%
American Express Company,
7.00%, due 03/19/18	800,000	984,616
8.125%, due 05/20/19	200,000	266,757
		1,251,373
Real Estate Investment Trusts (REIT) - 0.8%
Weyerhaeuser Company, 7.375%, due 03/15/32	730,000	825,359

Health Care - 1.7%
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	973,797

Pharmaceuticals - 0.7%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	694,021

Industrials - 5.5%
Aerospace & Defense - 0.3%
United Technologies Corporation, 5.375%, due 12/15/17	200,000	240,141

Building Products - 1.0%
Masco Corporation,
6.125%, due 10/03/16	300,000	320,535
5.85%, due 03/15/17	400,000	415,634
7.75%, due 08/01/29	240,000	252,437
		988,606
Commercial Services & Supplies - 0.8%
Pitney Bowes, Inc., 5.75%, due 09/15/17	200,000	206,772

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 41.3% (Continued)	Par Value	Value
Industrials - 5.5% (Continued)
Commercial Services & Supplies - 0.8% (Continued)
R.R. Donnelley & Sons Company,
6.125%, due 01/15/17	$400,000	$368,000
11.75%, due 02/01/19	200,000	210,250
		785,022
Electrical Equipment - 0.7%
Emerson Electric Company, 5.25%, due 10/15/18	570,000	686,923

Machinery - 0.1%
Dover Corporation, 5.45%, due 03/15/18	115,000	136,543

Professional Services - 0.8%
Dun & Bradstreet Corporation (The), 6.00%, due 04/01/13	200,000	208,307
Equifax, Inc., 7.00%, due 07/01/37	500,000	625,513
		833,820
Road & Rail - 1.8%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	983,344
CSX Corporation, 6.25%, due 03/15/18	500,000	602,656
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	239,426
		1,825,426
Information Technology - 4.2%
Computers & Peripherals - 0.5%
Dell, Inc., 5.65%, due 04/15/18	400,000	469,714

Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc., 6.625%, due 09/15/16	500,000	572,878
Corning, Inc.,
6.85%, due 03/01/29	100,000	122,127
7.25%, due 08/15/36	500,000	623,990
		1,318,995
IT Services - 2.4%
International Business Machines Corporation, 7.625%, due 10/15/18	420,000	559,552
Western Union Company (The),
5.93%, due 10/01/16	600,000	692,576
6.20%, due 11/17/36	1,025,000	1,103,889
		2,356,017
Materials - 9.1%
Chemicals - 1.7%
Cytec Industries, Inc., 8.95%, due 07/01/17	650,000	812,618
E.I. du Pont de Nemours and Company, 6.00%, due 07/15/18	475,000	588,399
Lubrizol Corporation (The), 6.50%, due 10/01/34	200,000	269,136
		1,670,153
Construction Materials - 1.0%
Vulcan Materials Company,
6.40%, due 11/30/17	500,000	510,000
7.50%, due 06/15/21	500,000	540,000
		1,050,000

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 41.3% (Continued)	Par Value	Value
Materials - 9.1% (Continued)
Containers & Packaging - 0.9%
Ball Corporation, 7.375%, due 09/01/19	$830,000	$908,850

Metals & Mining - 5.5%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	854,063
5.87%, due 02/23/22	1,200,000	1,259,680
Allegheny Technologies, Inc., 9.375%, due 06/01/19	355,000	455,090
ArcelorMittal, 4.50%, due 02/25/17	960,000	937,605
Commercial Metals Company,
6.50%, due 07/15/17	420,000	424,200
7.35%, due 08/15/18	230,000	234,600
Nucor Corporation, 5.85%, due 06/01/18	300,000	365,451
Reliance Steel & Aluminum Company,
6.20%, due 11/15/16	360,000	396,254
6.85%, due 11/15/36	500,000	537,508
		5,464,451
Utilities - 0.7%
Multi-Utilities - 0.7%
Consolidated Edison, Inc., 5.85%, due 04/01/18	570,000	696,339

Total Corporate Bonds (Cost $35,257,095)		$41,117,157

U.S. GOVERNMENT OBLIGATIONS - 17.1%	Par Value	Value
U.S. Treasury Bills (a) - 17.1%
0.14%, due 11/08/12 (Cost $16,989,422)	$17,000,000	$16,990,939

CLOSED-END FUNDS - 1.0%	Shares	Value
Pioneer High Income Trust	13,600	$232,152
Western Asset Managed High Income Fund, Inc.	122,153	743,912
Total Closed-End Funds (Cost $855,726)		$976,064

MONEY MARKET FUNDS - 40.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.01% (b) (Cost $39,798,067)	39,798,067	$39,798,067

Total Investments at Value - 99.4% (Cost $92,900,310)		$98,882,227

Other Assets in Excess of Liabilities - 0.6%		549,166

Net Assets - 100.0%		$99,431,393

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	Variable rate security. The rate shown is the 7-day effective yield as of May 31, 2012.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
May 31, 2012 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund, CM Advisors Opportunity Fund and CM Advisors Fixed Income Fund (the “Funds”) are generally valued at market value determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time).  Securities listed on an exchange or quoted on a national market system are valued at the last sales price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  It is expected that fixed income securities will ordinarily be traded in the over-the-counter market.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.  Instruments with maturities of 60 days or less may be valued at amortized cost, which approximates market value.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities
●	Level 2 – other significant observable inputs
●	Level 3 – significant unobservable inputs

For example, Corporate Bonds and U.S. Government Obligations held by the CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2012:

CM Advisors Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$100,440,296	$-	$-	$100,440,296
Warrants	156,325	-	-	156,325
Money Market Funds	19,062,333	-	-	19,062,333
Total	$119,658,954	$-	$-	$119,658,954

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

CM Advisors Small Cap Value Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$8,311,368	$-	$-	$8,311,368
Money Market Funds	636,044	-	-	636,044
Total	$8,947,412	$-	$-	$8,947,412

CM Advisors Opportunity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$1,077,615	$-	$-	$1,077,615
Closed-End Funds	78,897	-	-	78,897
Exchange-Traded Funds	86,423	-	-	86,423
Money Market Funds	236,376	-	-	236,376
Total	$1,479,311	$-	$-	$1,479,311

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$41,117,157	$-	$41,117,157
U.S. Government
Obligations	-	16,990,939	-	16,990,939
Closed-End Funds	976,064	-	-	976,064
Money Market Funds	39,798,067	-	-	39,798,067
Total	$40,774,131	$58,108,096	$-	$98,882,227

Refer to CM Advisors Fund’s, CM Advisors Small Cap Value Fund’s and CM Advisors Opportunity Fund’s Schedules of Investments for a listing of the common stocks valued using Level 1 inputs by industry type.  Refer to CM Advisors Fixed Income Fund’s Schedule of Investments for a listing of the corporate bonds valued using Level 2 inputs by industry type.

During the quarter ended May 31, 2012, the Funds did not have any transfers in and out of any Level.  The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the quarter ended or as of May 31, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.	Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

3.	Federal Income Tax

The following information is computed on a tax basis as of May 31, 2012:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Opportunity Fund	CM Advisors Fixed Income Fund
Cost of portfolio investments	$111,161,082	$8,426,410	$1,539,942	$92,900,310

Gross unrealized appreciation	$15,609,365	$1,128,580	$55,574	$6,063,588
Gross unrealized depreciation	(7,111,493)	(607,578)	(116,205)	(81,671)

Net unrealized appreciation (depreciation)	$8,497,872	$521,002	$(60,631)	$5,981,917

The difference between the federal income tax cost of portfolio investments and the schedule of investments cost for CM Advisors Opportunity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk and Underlying Investment in Other Investment Companies

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. As of May 31, 2012, CM Advisors Fund had 25.0% and 26.1% of the value of its net assets invested in stocks within the Industrials sector and Information Technology sector, respectively, and CM Advisors Small Cap Value Fund had 49.9% of the value of its net assets invested in stocks within the Industrials sector. From time to time, a particular set of circumstances may affect one of these sectors or certain companies within the sectors, while having little or no impact on other sectors or other companies with the sectors. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Funds’ portfolios will be adversely affected.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. As of May 31, 2012, CM Advisors Fixed Income Fund had 40.0% of the value of its net assets invested in a money market mutual fund registered under the Investment Company Act of 1940. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President
Date	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 20, 2012

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer
Date	July 20, 2012

* Print the name and title of each signing officer under his or her signature.